THE MARSICO INVESTMENT FUND

Marsico Focus Fund

Marsico Growth Fund

Marsico Midcap Growth Focus Fund

Marsico Global Fund

Supplement dated June 30, 2022

to the Prospectus and Statement of Additional Information (“SAI”) dated January 31, 2022, as supplemented

The purpose of this supplement is to update information relating to the portfolio managers of the Marsico Focus Fund, the Marsico Growth Fund, the Marsico Midcap Growth Focus Fund, and the Marsico Global Fund. Effective July 1, 2022, Brandon A. Geisler will no longer serve as a portfolio manager of the Marsico Focus Fund, the Marsico Growth Fund, the Marsico Midcap Growth Focus Fund, or the Marsico Global Fund.

Accordingly, the following related changes are made to the Prospectus and the SAI:

PROSPECTUS

In the Prospectus “Fund Summaries – Marsico Focus Fund” section on page 4 under the heading “Management,” the discussion of “Portfolio Managers” is amended to state:

“Thomas F. Marsico has managed the Fund since its inception in December 1997.”

 In the Prospectus “Fund Summaries – Marsico Growth Fund” section on page 8 under the heading “Management,” the discussion of “Portfolio Managers” is amended to state:

“The Fund is co-managed by a team of managers. The members of the team who are jointly and primarily responsible for day-to-day management of the Fund are Thomas F. Marsico, who has managed the Fund since its inception in December 1997, Peter C. Marsico, who has co-managed the Fund since November 2019, and James D. Marsico, who has co-managed the Fund since December 2020.”

 In the Prospectus “Fund Summaries – Marsico Midcap Growth Focus Fund” section on page 12 under the heading “Management,” the sub-heading “Portfolio Managers,” and the discussion thereunder are amended to state:

“Portfolio Manager: Thomas F. Marsico has managed the Fund since June 29, 2022.”

 In the Prospectus “Fund Summaries – Marsico Global Fund” section on page 20 under the heading “Management,” the discussion of “Portfolio Managers” is amended to state:

“The Fund is co-managed by a team of managers. The members of the team who are jointly and primarily responsible for day-to-day management of the Fund are Thomas F. Marsico, who has managed the Fund since its inception in June 2007, and Robert G. Susman, who has co-managed the Fund since September 2018.”

In the Prospectus “Fund Management” section on page 32 under the heading “The Portfolio Managers,” the discussion of “The Focus Fund,” “The Growth Fund,” and “The Global Fund” is amended to delete all references to and biographical information of Brandon A. Geisler.

In the Prospectus “Fund Management” section on page 32 under the heading “The Portfolio Managers,” the discussion of “The Midcap Growth Focus Fund” is amended to state:

“Thomas F. Marsico is the portfolio manager of the Midcap Growth Focus Fund. Information relating to Mr. Marsico is provided above.”

STATEMENT OF ADDITIONAL INFORMATION

In the SAI “Portfolio Managers” section on pages 76-80, the discussion and table are amended to remove all references to Brandon A. Geisler, to remove all information entered for Brandon A. Geisler from the table included in this section; and to state that, “Thomas F. Marsico is the portfolio manager of the Midcap Growth Focus Fund.”

In the SAI “Portfolio Managers” section on page 80 in the table under the heading captioned “Portfolio Manager Fund Ownership,” the table is amended to remove all references to Brandon A. Geisler, including the information entered for Brandon A. Geisler therein.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE